Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Line Items]
Trade payables	CAD 407	CAD 358
Accrued charges	324	343
Income and other taxes payable	95	46
Accrued interest	75	79
Payroll-related accruals	72	67
Accrued vacation	66	67
Dividends payable	58	62
Personal injury and other claims provision	45	57
Purchase of CP Common shares	39
Provision for environmental remediation (Note 21)	16	14
Stock-based compensation liabilities	14	20
Provision for restructuring (Note 4)	11	29
Other	55	47
Total accounts payable and accrued liabilities	CAD 1,277	CAD 1,189